BALANCE SHEET DETAILS (Schedule of Other Long-term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other long-term liabilities
Non current income tax payable	$ 14,048	$ 13,606
Non current deferred tax liability	46	37
Non current deferred rent	169	475
Others	1,753	2,668
Total other long-term liabilities	$ 16,016	$ 16,786